SCHEDULE OF COMPUTER AND EQUIPMENT (Details) - Stardust Power Inc [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Computer and equipment		$ 1,974
Accumulated depreciation		(6)
Computer and equipment net	$ 4,915	$ 1,968